FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•                  Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•                  Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•                  Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Assets and liabilities carried at fair value as of December 31, 2011 are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

Recurring basis

The following table displays assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cross currency forward exchange contracts -recorded as derivative assets	908,200	—	908,200	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(399,792)		(399,792)	—
	$508,408	$—	$508,408	$—

	As of December 31, 2010
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale investment	$3,331,540	$3,331,540	$—	$—
Cross currency forward exchange contracts -recorded as derivative assets	11,659,723	—	11,659,723	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(2,964,318)		(2,964,318)	—
	$12,026,945	$3,331,540	$8,695,405	$—

Available-for-Sale Investments—Investments in available-for-sale securities consist of equity shares of a publically listed company. The fair value is measured using the closing stock price from the exchange market as of the measurement date and is classified as Level 1 valuation.

On October 22, 2009, the Company obtained an equity interest in a Canadian listed company (“Listed Company”), by settling an outstanding advance to this supplier for $19,019,325 whose common shares are traded on the Toronto Stock Exchange. The Company accounted for this investment as an available-for-sale investment, based on the closing price on October 22, 2009 and the shares obtained. The $3,331,540 balance at the end of 2010 represents the fair value of the investment based on subsequent measurements of the investment’s fair value.  No impairment charges were recorded in 2010 based on the Company’s evaluation of the severity of the impairment, the duration of the impairment, the near-term prospects of the investee and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value.  However, due to the continued liquidity constraints of the Listed Company, combined with the deteriorating market condition, trading for its common shares became suspended on January 3, 2012.  Additionally, Toronto Stock Exchange (“TSX”) has determined to delist the common shares of this Canadian listed company effective at the close of market on February 6, 2012. The delisting was imposed due to its failure to meet the continued listing requirements of the TSX as a result of the commencement of proceedings under the Companies’ Creditors Arrangement Act on January 3, 2012 (the “CCAA Proceeding”). The Company determined that this is the culmination of the Listed Company’s significant liquidity issues that existed at the end of December 31, 2011 and thus, impaired the entire balance in 2011.

Derivatives—The Company’s use of derivatives primarily consists of foreign currency forward contracts. As quoted prices in active markets for identical assets are not available, the Company uses quotes obtained from professional pricing sources. The Company performs internal validation procedures on quotes from pricing sources using valuation techniques commonly used in the industry, and also considers the credit ratings of respective counterparties in determining the impact of risk of defaults on the valuation of derivative assets. These fair value measurements are classified as level 2.

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accounts due to and from related parties, and short-term borrowings are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The carrying amount of the Company’s outstanding convertible notes as of December 31, 2010 and 2011 was $nil and $111.6 million, respectively. The estimated fair value of those debts was $nil and $68.3 million, respectively, as of December 31, 2010 and 2011. The fair value was measured based on observable market quotes.

The Company’s long-term bank borrowing consists of floating rate loans that are reset annually. The carrying amount of long-term borrowings (including the current portions) was $215.2 million and $236.5 million as of December 31, 2010 and 2011, respectively. The estimated fair value of long-term borrowings (including the current portions) was $214.0 million and $233.6 million as of December 31, 2010 and 2011, respectively. The fair value is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date.